RESEARCH AND DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Gross research and development	$ 71,592	$ 86,506
Total	68,425	82,029
COVID-19
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Government assistance and tax credits	(2,941)	(4,186)
Government Research Tax Credits
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Government assistance and tax credits	$ (226)	$ (291)